Consolidated Statements of Operations (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Share-based compensation	¥ 267,101	¥ 401,484	¥ 475,771
Cost Of Revenues [Member]
Share-based compensation	6,307	14,195	17,941
Research And Development [Member]
Share-based compensation	64,561	88,797	139,571
Sales And Marketing [Member]
Share-based compensation	29,066	38,432	70,821
General And Administrative [Member]
Share-based compensation	¥ 167,167	¥ 260,060	¥ 247,438